Stockholders' Equity/Members' Interests (Tables)	9 Months Ended
Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following assumptions were used in the Black-Scholes option-pricing model during the nine months ended September 30, 2014:

Expected dividend yield		0%
Expected volatility	65.5	—	66.9%
Risk-free interest rate	1.81	—	2.03%
Expected term (years)		6.25